Disclosure of Transactions Between Related Parties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Management fee income	$ 8	$ 4	$ 4
Management fee expense	18	21	13
LVS
Disclosure of transactions between related parties [line items]
Management fee income	2	1	0
Management fee expense	16	16	10
Subsidiaries [member]
Disclosure of transactions between related parties [line items]
Management fee income	6	3	4
Management fee expense	$ 2	$ 5	$ 3